Average Annual Total Returns	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended	309 Months Ended	459 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.69%	[1]	14.29%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	27.82%	18.02%	23.34%	[1]	22.54%
Lipper Science & Technology Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	23.01%	11.35%	19.13%	[1]	18.08%
T. Rowe Price Science & Technology Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	24.43%	12.90%			18.89%
Performance Inception Date							Sep. 30, 1987
T. Rowe Price Science & Technology Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.28%	9.26%			14.90%
T. Rowe Price Science & Technology Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.57%	8.75%			14.02%
T. Rowe Price Science & Technology Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	24.60%	13.05%	20.07%
Performance Inception Date			Mar. 23, 2016
T. Rowe Price Science & Technology Fund, Inc. - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	24.10%	12.60%			18.57%
Performance Inception Date						Mar. 31, 2000

[1]	Return since 3/23/16.